Master Trust (Tables) - EBP 026 [Member]	12 Months Ended
Dec. 31, 2025
Master Trust [Abstract]
Fair Value of Net Assets
The fair value of the net assets of the Master Trust as of December 31, 2025 and 2024, is as follows:

	2025	2024

Sensient Technologies Corporation stock fund	$50,816,997	$41,454,698
Mutual funds	317,052,105	268,796,046
Common collective trust fund measured at NAV	5,795,206	6,334,727

Net assets in Master Trust	$373,664,308	$316,585,471

	2025	2024

Sensient Technologies Corporation stock fund	$38,687,294	$31,600,353
Mutual funds	4,791,617	3,647,943
Common collective trust fund measured at NAV	692,340	1,254,792

Plan’s interest in net assets in Master Trust	$44,171,251	$36,503,088

Net Investment Income
The net investment income of the Master Trust for the year ended December 31, 2025, is as follows:

2025
Dividends on Sensient Technologies Corporation stock fund	$897,657
Interest and other dividends	9,935,413
Net appreciation of investments based on quoted market prices	54,625,538

Net investment income of Master Trust	$65,458,608

Plan’s equity in net investment income of the Master Trust	$11,812,449

Net Appreciation of Investments
During the year ended December 31, 2025, net appreciation of the investments held by the Master Trust (including gains and losses on investments bought, sold, or held during the year) is as follows:

2025

Sensient Technologies Corporation stock fund	$13,385,816
Mutual funds	41,239,722

Net appreciation in fair value of investments – Master Trust	$54,625,538